Commitments and Contingencies - Schedule of Future Minimum Lease Payments Required to be Made under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases Future Payments
2018	$ 39,429
2019	35,525
2020	33,754
2021	35,293
2022	32,458
Thereafter	1,360,206
Total minimum lease payments	$ 1,536,665